Equity Income Portfolio
Schedule of Investments (unaudited)
As of September 30, 2020
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio's Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (95.7%)
Communication Services (6.1%)
Verizon Communications Inc.	756,969	45,032
Comcast Corp. Class A	963,917	44,591
AT&T Inc.	323,224	9,215
CenturyLink Inc.	362,085	3,653
Omnicom Group Inc.	47,383	2,346
Interpublic Group of Cos. Inc.	115,598	1,927
Cogent Communications Holdings Inc.	5,192	312
National CineMedia Inc.	63,140	171
		107,247
Consumer Discretionary (4.5%)
McDonald's Corp.	121,768	26,727
VF Corp.	172,787	12,138
Lowe's Cos. Inc.	72,775	12,070
Home Depot Inc.	30,070	8,351
Cie Generale des Etablissements Michelin SCA	38,711	4,156
Whirlpool Corp.	21,382	3,932
Best Buy Co. Inc.	33,326	3,709
Big Lots Inc.	56,137	2,504
Newell Brands Inc.	142,830	2,451
Target Corp.	14,410	2,268
H&R Block Inc.	27,192	443
		78,749
Consumer Staples (14.0%)
Procter & Gamble Co.	378,465	52,603
Philip Morris International Inc.	408,119	30,605
Coca-Cola Co.	576,945	28,484
PepsiCo Inc.	178,518	24,742
Mondelez International Inc. Class A	369,674	21,238
Archer-Daniels-Midland Co.	327,422	15,222
Walmart Inc.	101,185	14,157
Kellogg Co.	196,499	12,692
Unilever NV	198,291	11,977
Altria Group Inc.	180,349	6,969
Kimberly-Clark Corp.	39,774	5,873
General Mills Inc.	81,502	5,027
Clorox Co.	20,996	4,413
Conagra Brands Inc.	108,451	3,873
J M Smucker Co.	33,484	3,868
Campbell Soup Co.	75,967	3,674
Weis Markets Inc.	28,916	1,388
Colgate-Palmolive Co.	3,979	307

	Shares	Market Value ($000)
SpartanNash Co.	16,062	262
		247,374
Energy (3.8%)
TC Energy Corp.	278,394	11,687
Phillips 66	195,655	10,143
Chevron Corp.	137,768	9,919
Kinder Morgan Inc.	697,955	8,606
ConocoPhillips	256,877	8,436
Exxon Mobil Corp.	176,368	6,055
Williams Cos. Inc.	199,710	3,924
Schlumberger NV	155,278	2,416
Devon Energy Corp.	207,756	1,965
Halliburton Co.	107,867	1,300
Apache Corp.	80,762	765
Targa Resources Corp.	38,213	536
Equitrans Midstream Corp.	48,125	407
Ovintiv Inc.	42,163	344
		66,503
Financials (16.5%)
JPMorgan Chase & Co.	547,765	52,733
Progressive Corp.	333,445	31,567
Bank of America Corp.	1,230,197	29,635
BlackRock Inc.	40,858	23,026
MetLife Inc.	585,065	21,747
Chubb Ltd.	154,491	17,939
Truist Financial Corp.	368,505	14,022
PNC Financial Services Group Inc.	125,602	13,805
Blackstone Group Inc. Class A	200,984	10,491
Morgan Stanley	165,799	8,016
Wells Fargo & Co.	339,920	7,991
Citigroup Inc.	182,046	7,848
Travelers Cos Inc.	49,657	5,372
US Bancorp	114,529	4,106
M&T Bank Corp.	40,350	3,716
Aflac Inc.	100,304	3,646
FNB Corp.	418,077	2,835
Unum Group	162,925	2,742
First American Financial Corp.	53,185	2,708
Virtu Financial Inc. Class A	105,527	2,428
Navient Corp.	275,220	2,326
Regions Financial Corp.	201,436	2,323
Equitable Holdings Inc.	115,410	2,105
CME Group Inc.	11,675	1,953
Fifth Third Bancorp	81,540	1,738
Jefferies Financial Group Inc.	96,003	1,728
Associated Banc-Corp.	129,856	1,639
Cullen/Frost Bankers Inc.	23,529	1,505
CNO Financial Group Inc.	81,489	1,307
Columbia Banking System Inc.	40,605	968
Bank of New York Mellon Corp.	27,973	961
T Rowe Price Group Inc.	7,168	919
Old National Bancorp	67,687	850
First Hawaiian Inc.	42,235	611
Credicorp Ltd.	4,714	584
Mercury General Corp.	12,398	513
PacWest Bancorp	29,898	511
Lazard Ltd. Class A	15,254	504

	Shares	Market Value ($000)
Prudential Financial Inc.	7,221	459
State Street Corp.	7,412	440
Waddell & Reed Financial Inc. Class A	27,052	402
Westamerica BanCorp.	6,766	368
Valley National Bancorp	46,217	317
		291,404
Health Care (17.3%)
Johnson & Johnson	538,475	80,168
Pfizer Inc.	1,281,266	47,022
Merck & Co. Inc.	419,670	34,812
Medtronic plc	237,622	24,694
UnitedHealth Group Inc.	72,708	22,668
Eli Lilly and Co.	145,262	21,502
AstraZeneca plc ADR	238,790	13,086
CVS Health Corp.	219,724	12,832
Roche Holding AG	35,340	12,105
Novartis AG (Registered)	127,740	11,091
AbbVie Inc.	102,254	8,956
Amgen Inc.	19,150	4,867
Bristol-Myers Squibb Co.	77,406	4,667
Gilead Sciences Inc.	56,854	3,593
Cardinal Health Inc.	69,444	3,260
		305,323
Industrials (10.7%)
Lockheed Martin Corp.	64,179	24,599
Deere & Co.	97,833	21,683
Union Pacific Corp.	100,914	19,867
Eaton Corp. plc	164,770	16,811
General Dynamics Corp.	101,781	14,090
Caterpillar Inc.	92,567	13,806
Raytheon Technologies Corp.	223,959	12,887
Honeywell International Inc.	76,326	12,564
Trane Technologies plc	97,286	11,796
United Parcel Service Inc. Class B	55,113	9,183
Illinois Tool Works Inc.	34,818	6,727
3M Co.	30,363	4,864
Fastenal Co.	77,164	3,479
MSC Industrial Direct Co. Inc. Class A	44,761	2,832
Hubbell Inc. Class B	19,312	2,643
Steelcase Inc. Class A	238,070	2,407
Emerson Electric Co.	26,933	1,766
Triton International Ltd.	40,146	1,633
Watsco Inc.	6,226	1,450
Johnson Controls International plc	28,849	1,178
Nielsen Holdings plc	55,704	790
H&E Equipment Services Inc.	38,342	754
Enerpac Tool Group Corp. Class A	36,596	688
McGrath RentCorp.	9,489	565
ManpowerGroup Inc.	6,641	487
		189,549
Information Technology (10.9%)
Cisco Systems Inc.	1,019,065	40,141
Intel Corp.	682,571	35,343
Corning Inc.	588,172	19,063
TE Connectivity Ltd.	163,072	15,939
Automatic Data Processing Inc.	95,803	13,363
KLA Corp.	66,243	12,834

	Shares	Market Value ($000)
QUALCOMM Inc.	93,337	10,984
Analog Devices Inc.	84,321	9,844
Texas Instruments Inc.	63,957	9,132
International Business Machines Corp.	60,745	7,391
Broadcom Inc.	13,889	5,060
HP Inc.	233,208	4,429
Seagate Technology plc	78,082	3,847
ManTech International Corp. Class A	29,263	2,016
ADTRAN Inc.	150,035	1,539
Xperi Holding Corp.	119,087	1,368
Avnet Inc.	16,769	433
		192,726
Materials (2.9%)
Celanese Corp. Class A	118,529	12,736
PPG Industries Inc.	103,926	12,687
Linde plc	26,334	6,271
Dow Inc.	111,935	5,266
Corteva Inc.	147,850	4,260
Commercial Metals Co.	149,455	2,986
Sensient Technologies Corp.	45,079	2,603
Cabot Corp.	52,021	1,874
International Paper Co.	29,478	1,195
Air Products and Chemicals Inc.	2,910	867
Reliance Steel & Aluminum Co.	3,645	372
Avient Corp.	11,231	297
		51,414
Real Estate (1.2%)
Crown Castle International Corp.	131,056	21,821
Kennedy-Wilson Holdings Inc.	13,732	199
		22,020
Utilities (7.8%)
Dominion Energy Inc.	281,762	22,239
Sempra Energy	174,053	20,601
Exelon Corp.	461,583	16,506
American Electric Power Co. Inc.	148,153	12,109
Duke Energy Corp.	134,797	11,938
Eversource Energy	83,757	6,998
Southern Co.	120,658	6,542
NextEra Energy Inc.	21,696	6,022
UGI Corp.	126,649	4,177
WEC Energy Group Inc.	41,688	4,040
Entergy Corp.	40,107	3,952
AES Corp.	198,599	3,597
FirstEnergy Corp.	119,304	3,425
Vistra Corp.	166,829	3,146
Evergy Inc.	58,707	2,983
CenterPoint Energy Inc.	149,477	2,892
Hawaiian Electric Industries Inc.	71,532	2,378
Clearway Energy Inc. Class C	60,990	1,644
Avangrid Inc.	22,320	1,126
Clearway Energy Inc. Class A	33,470	827
PNM Resources Inc.	18,453	763
		137,905
Total Common Stocks (Cost $1,563,021)		1,690,214

		Shares	Market Value ($000)
Temporary Cash Investments (4.3%)
Money Market Fund (3.5%)
[1]	Vanguard Market Liquidity Fund, 0.117%	618,106	61,811
		Face Amount ($000)
Repurchase Agreement (0.6%)
	BNP Paribas Securities Corp. 0.070%, 10/1/20 (Dated 9/30/20, Repurchase Value $10,300,000, collateralized by Federal National Mortgage Association 2.500%, 5/1/50, Government National Mortgage Association 3.000%-4.000%, 12/20/44-9/20/50 and U.S.Treasury Note/Bond 1.500%-2.875%, 10/31/21-12/31/26, with a value of $10,506,000)	10,300	10,300
U.S. Government and Agency Obligations (0.2%)
[2]	U.S. Cash Management Bill, 0.122%, 12/15/20	200	200
[2]	U.S. Cash Management Bill, 0.097%, 1/5/21	770	770
[2]	U.S. Treasury Bill, 0.061%, 10/13/20	300	300
[2]	U.S. Treasury Bill, 0.095%, 11/3/20	2,370	2,370
[2]	U.S. Treasury Bill, 0.096%, 1/28/21	1,300	1,299
			4,939
Total Temporary Cash Investments (Cost $77,057)			77,050
Total Investments (100.0%) (Cost $1,640,078)			1,767,264
Other Assets and Liabilities—Net (0.0%)			(714)
Net Assets (100%)			1,766,550
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Securities with a value of $3,669,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2020	417	69,889	569
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
E.  Various inputs may be used to determine the value of the portfolio's investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio's investments and derivatives as of September 30, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,662,862	27,352	—	1,690,214
Temporary Cash Investments	61,811	15,239	—	77,050
Total	1,724,673	42,591	—	1,767,264
Derivative Financial Instruments
Assets
Futures Contracts[1]	381	—	—	381
1	Represents variation margin on the last day of the reporting period.